Subsequent Events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
A.    Indebtedness for 2024
The Federal Revenue Law applicable to PEMEX as of January 1, 2024, published in the Official Gazette of the Federation on November 13, 2022, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 138,119,100 and an external net debt up to U.S.$3,726,500. PEMEX can incur additional domestic or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.
B.    Recent financing activities
During the period from January 1 to April 19, 2024, 2024, PEMEX participated in the following financing activities:

•On January 17, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 6,000,000. bearing interest at a floating rate linked to 28-day TIIE plus 160 basis points, maturing in April 2024.

•On February 23, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 3,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 350 basis points, maturing in August 2024.

•On February 28, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 4,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 350 basis points, maturing in August 2024.

•On March 4, 2024, Petróleos Mexicanos withdrew Ps.1,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 260 basis points, maturing in August 2024.

•On March 6, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 1,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 350 basis points, maturing in April 2024.

•On March 8, 2024, 2024, Petróleos Mexicanos withdrew Ps.1,000,000, from a credit facility bearing interest at a floating rate linked to 91-day TIIE plus a margin of 400 basis points, maturing in June 2024.

•On March 8, 2024, Petróleos Mexicanos withdrew Ps.1,000,000, from a credit facility bearing interest at a floating rate linked to 91-day TIIE plus a margin of 400 basis points, maturing in May 2024.

•On March 25, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 3,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 160 basis points, maturing in June 2024.

•On March 27, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 1,500,000, bearing interest at a floating rate linked to 28-day TIIE plus 160 basis points, maturing in June 2024.

•On April 15, 2024, Petróleos Mexicanos withdrew Ps.1,000,000, from a credit facility bearing interest at a floating rate linked to 91-day TIIE plus a margin of 400 basis points, maturing in June 2024.

•On April 17, 2024, Petróleos Mexicanos withdrew Ps.2,000,000, from a credit facility bearing interest at a floating rate linked to 91-day TIIE plus a margin of 400 basis points, maturing in June 2024.

•On April 18, 2024, Petróleos Mexicanos issued U.S.$500,000, of its Senior Guaranteed Floating Rate Notes due 2025, bearing interest at a floating rate linked to 90-day SOFR plus a margin of 300 basis points and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.
As of December 31, 2023, the outstanding amount under the PMI Trading revolving credit line was U.S.$661,213. From January 1 to April 19, 2024, PMI Trading obtained U.S.$288,761 from its revolving credit line and repaid U.S.$752,784. As of April 19, 2024, the outstanding amount under this revolving credit line was U.S.$197,190. The available amount under this revolving credit lines was U.S.$ 27,810 as of April 19, 2024.
As of April 19, 2024, PEMEX had U.S.$6,966,417 and Ps. 20,500,000 in available credit lines in order to provide liquidity, of which U.S.$230,000 are available and credit lines in pesos are fully drawn.
C.    Exchange rates and crude oil prices
As of April 19, 2024, the Mexican peso-U.S. dollar exchange rate was Ps. 16.9948 per U.S. dollar, which represents a 0.4% depreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of December 31, 2023, which was Ps. 16.9220 per U.S. dollar. This increase in U.S. dollar exchange rate, has led to an estimate loss of Ps. 6,216,897 in PEMEX’s foreign exchange gains as of April 19, 2024.
As of April 19, 2024, the weighted average price of the crude oil exported by PEMEX was U.S.$76.37 per barrel. This represents a price increase of approximately 12.9% as compared to the average price as of December 31, 2023, which was U.S.$67.65 per barrel.
D.    Contributions from the Mexican Government
During the period from January 1 to April 19, 2024, the Mexican Government made certain contributions to Petróleos Mexicanos through the Ministry of Energy. These amounts are reflected in the table below:

Date	Strengthening of financial position
January 12	Ps.	22,479,358
February 12	32,391,756
March 7	13,997,554
March 26	5,857,845
March 26	2,510,505
April 8	5,632,399
Total	Ps.	82,869,417
E.Tax decree for the Profit-sharing Duty and Hydrocarbon extraction duty
On February 13, 2024, the Mexican Government issued a decree in the Official Gazette of the Federation suspending the collection of PEMEX’s Profit-sharing Duty and Hydrocarbon extraction duty for the months of October, November and December 2023 and January 2024, which is reflected in a decrease in duties by Ps. 91,348,348 in 2023 and Ps. 20,646,242 in 2024 as follows:

Month	Profit-sharing Duty		Hydrocarbons Extraction Duty	Total
October 2023	Ps.	29,228,879	6,916,436	Ps.	36,145,315
November 2023	23,360,759		5,986,270	29,347,029
December 2023	20,917,900		4,938,104	25,856,004
Total tax decree applicable in 2023	Ps.	73,507,538	17,840,810	Ps.	91,348,348
January 2024	15,742,429		4,903,813	20,646,242
Total tax decree applicable to 2024	Ps.	15,742,429	4,903,813	Ps.	20,646,242
Total of tax decree granted	Ps.	89,249,967	22,744,623	Ps.	111,994,590

The decree applicable to October, November and December 2023 were applied as a decrease in the total amount of duties in the consolidated statement of comprehensive income of 2023 in the amount of Ps.73,507,538 in the Profit-sharing Duty line item and Ps.17,840,810 and in the cost of sales line item for the benefit in the hydrocarbon extraction duty. The decree applicable to January 2024 was applied as a decrease in the total amount of the of duties in the consolidated statement of comprehensive in the amount of Ps. 15,742,429 in the Profit-sharing Duty line item and Ps. 4,903,813 and in the cost of sales line item for the benefit in the hydrocarbon extraction duty.
F.Downgrades in PEMEX’s credit rating

In February 2024, Moody’s downgraded PEMEX’s credit ratings from B1 to B3, and affirmed its negative outlook citing PEMEX’s weakening standalone credit quality and uncertainty over the support it may receive from the next Mexican Government administration, despite the fact that Moody's recognizes PEMEX's achievement in reversing the downward trend in production and reserves over the last three years.

G.Legal Proceedings
During the period from January 1 to April 19, 2024, concluded these proceedings:

•On February 16, 2024, Pemex Exploration and Production received a favorable resolution pursuant to which it was acquitted the charges made in connection with the litigation related to AVALONE MARINE, S.A.P.I. de C.V. Accordingly, this claim has concluded and is no longer pending (see Note 27).

•On January 31, 2024, the lawsuit filed by PICO México Servicios Petroleros, S. de R.L. de C.V. was dismissed as a consequence of the plaintiff’s withdrawal from the litigation through an agreement of even date therewith. Accordingly, this claim has concluded and is no longer pending (See Note 27).

H.Akal-B Process Center

On April 7, 2024, one of PEMEX’s workers died and several contractors were injured after a fire broke out at one of the platforms at the Akal-B Process Center (Akal-B1), in the area of pipelines that handle fuel gas for turbo-machinery. PEMEX activated its emergency response plan and the fire was immediately controlled.
As of the date of these consolidated financial statements, PEMEX is conducting an investigation to determine the causes of the incident and is working to restore operations at the Akal-B Process Center.
I.Air Liquide

On December 29, 2023, an executive decree was published in the Official Gazette of the Federation designating the supply of hydrogen from the U-3400 hydrogen plant at the Miguel Hidalgo refinery in Tula to be in the public interest. Pursuant to the decree, Pemex Industrial Transformation took temporary charge of the plant’s operations and was responsible for the compensation to be paid to the plant’s former operators in connection with the public interest declaration and as required by applicable law.

On February 8, 2024, an executive decree was published in the Official Gazette of the Federation designating the U-3400 hydrogen plant as a public utility to be transferred to Pemex Industrial Transformation.

On April 18, 2024, an executive decree was published in the Official Gazette of the Federation leaving the December decree without effect and transferring the U-3400 hydrogen plant to Pemex Industrial Transformation. Pursuant to the April decree, Pemex Industrial Transformation took permanent charge of the plant’s property, assets and operations and will be responsible for covering the indemnification owed to the plant’s former operators in an amount to be determined pursuant to an assessment to be carried out by Mexico’s Instituto de Administración y Avalúos de Bienes Nacionales (INDAABIN).

On April 25, 2024, in accordance with applicable law, an executive decree was published in the Official Gazette of the Federation giving legal notice to the plant’s former owners that any claims to be made must be brought to the corresponding government ministry within fifteen business days.

As of the date of these Consolidated Financial Statements, the transfer of the U-3400 hydrogen plant to Pemex Industrial Transformation is complete. The transfer has not resulted and is not expected to result in a material increase in PEMEX’s assets.